Subordinated liabilities - Accounting for subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 32,005	£ 33,425
Issuance of subordinated liabilities	9,099	3,856	£ 6,785
Redemptions	(7,241)	(5,954)
Other	(1,678)	678
Closing balance as at 31 December	32,185	32,005	£ 33,425
Subordinated Liabilities, Including Those Designated At Fair Value	£ 32,668	£ 32,005